Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Capital Generation(4) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return(3)
2025	$15,074,230	$28,359,648	$4,386,117	$8,075,062	$236.43	$194.87	$783	$913
2024	$11,322,545	$11,403,536	$2,700,499	$2,598,583	$169.17	$160.06	$509	$685
2023	$15,448,668	$19,411,856	$4,715,933	$6,039,373	$146.86	$128.19	$641	$794
2022	$10,825,968	$3,745,311	$3,148,402	$647,344	$90.06	$109.40	$872	$1,064
2021	$21,715,068	$39,608,197	$8,166,095	$14,259,457	$123.64	$125.24	$1,314	$1,303

Company Selected Measure Name	Capital Generation
Named Executive Officers, Footnote
(1)Mr. Shulman served as our Chief Executive Officer for each year presented.
(2)Ms. Osterhout and Mr. Conrad were our other NEOs presented for 2024-2025. Mr. Conrad and Rajive Chadha, our former Chief Operating Officer, were our other NEOs for 2021-2023.

Peer Group Issuers, Footnote	(3)The market index used was the NYSE Financial Sector Index.
PEO Total Compensation Amount	$ 15,074,230	$ 11,322,545	$ 15,448,668	$ 10,825,968	$ 21,715,068
PEO Actually Paid Compensation Amount	$ 28,359,648	11,403,536	19,411,856	3,745,311	39,608,197
Adjustment To PEO Compensation, Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.

Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2025	$15,074,230	$(8,190,542)	$12,316,188	$8,693,745	$—	$466,027	$28,359,648
2024	$11,322,545	$(5,888,812)	$6,485,519	$(397,349)	$—	$(118,367)	$11,403,536
2023	$15,448,668	$(10,267,357)	$11,461,489	$1,474,642	$745,634	$548,780	$19,411,856
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
Non-CEO NEOs
2025	$4,386,117	$(2,041,473)	$2,900,165	$2,655,737	$—	$174,516	$8,075,062
2024	$2,700,499	$(999,288)	$1,100,545	$(139,960)	$—	$(63,213)	$2,598,583
2023	$4,715,933	$(2,817,786)	$3,143,590	$664,689	$206,464	$126,483	$6,039,373
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
	(a) Amounts reported for 2021 reflect the settlement of two tranches of performance option awards that were granted in 2018 and 2019.
Non-PEO NEO Average Total Compensation Amount	$ 4,386,117	2,700,499	4,715,933	3,148,402	8,166,095
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,075,062	2,598,583	6,039,373	647,344	14,259,457
Adjustment to Non-PEO NEO Compensation Footnote
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.

Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2025	$15,074,230	$(8,190,542)	$12,316,188	$8,693,745	$—	$466,027	$28,359,648
2024	$11,322,545	$(5,888,812)	$6,485,519	$(397,349)	$—	$(118,367)	$11,403,536
2023	$15,448,668	$(10,267,357)	$11,461,489	$1,474,642	$745,634	$548,780	$19,411,856
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
Non-CEO NEOs
2025	$4,386,117	$(2,041,473)	$2,900,165	$2,655,737	$—	$174,516	$8,075,062
2024	$2,700,499	$(999,288)	$1,100,545	$(139,960)	$—	$(63,213)	$2,598,583
2023	$4,715,933	$(2,817,786)	$3,143,590	$664,689	$206,464	$126,483	$6,039,373
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
	(a) Amounts reported for 2021 reflect the settlement of two tranches of performance option awards that were granted in 2018 and 2019.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
OneMain considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2025, to company performance.

Financial Performance Measures
Capital Generation*
Capital Generation Growth*
C&I Operating Expenses*
New Products/Channels

*Refer to Appendix A for non-GAAP financial measures reconciliations along with defined terms.

Total Shareholder Return Amount	$ 236.43	169.17	146.86	90.06	123.64
Peer Group Total Shareholder Return Amount	194.87	160.06	128.19	109.40	125.24
Net Income (Loss)	$ 783,000,000	$ 509,000,000	$ 641,000,000	$ 872,000,000	$ 1,314,000,000
Company Selected Measure Amount	913,000,000	685,000,000	794,000,000	1,064,000,000	1,303,000,000
PEO Name	Mr. Shulman
Additional 402(v) Disclosure
The following charts reflect the compensation actually paid to the Company’s CEO and the average compensation actually paid to the non-CEO NEOs, respectively, and their relation to (i) the Company’s TSR, (ii) the Company’s net income, and (iii) the Company’s selected measure of financial performance, Capital Generation, for each year presented. We also show below the relationship between the Company’s TSR and the TSR of the NYSE Financial Sector Index over this period.
The Company’s TSR increased in four of the last five years, with total TSR increasing 136% over this period. The TSR of the NYSE Financial Sector Index also grew in four of the last five years, but at a lower rate than the Company’s TSR, with total TSR of the NYSE Financial Sector Index increasing 56% from 2021 through 2025. The Company’s net income and Capital Generation declined in 2022, 2023, and 2024. Compensation actually paid to the Company’s Chief Executive Officer and average compensation actually paid to the non-CEO NEOs changed year-over-year primarily due to changes in equity grant values and stock price performance, which affected the value of outstanding equity awards held by our NEOs.

Measure:: 1
Pay vs Performance Disclosure
Name	Capital Generation
Non-GAAP Measure Description	The company-selected measure is Capital Generation, which is a non-GAAP financial measure. Refer to Appendix A for a description of how this measure is calculated and, for 2025, a reconciliation to the most directly comparable measure calculated under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Capital Generation Growth
Measure:: 3
Pay vs Performance Disclosure
Name	C&I Operating Expenses
Measure:: 4
Pay vs Performance Disclosure
Name	New Products/Channels
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,190,542)	$ (5,888,812)	$ (10,267,357)	$ (4,713,173)	$ (14,005,170)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,316,188	6,485,519	11,461,489	2,511,907	13,771,899
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,693,745	(397,349)	1,474,642	(5,796,156)	84,304
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	745,634	865,280	659,124
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,027	(118,367)	548,780	51,485	17,382,972
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,041,473)	(999,288)	(2,817,786)	(1,305,147)	(4,853,630)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,900,165	1,100,545	3,143,590	695,579	5,009,300
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,655,737	(139,960)	664,689	(2,052,692)	(51,126)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	206,464	239,616	215,683
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 174,516	$ (63,213)	$ 126,483	$ (78,414)	$ 5,773,135